Accrued Expenses and Other Liabilities	6 Months Ended
Sep. 30, 2022
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 14 – ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following as of September 30, 2022 and March 31, 2022:

	September 30, 2022 (Unaudited)	March 31, 2022

Accrued payroll and welfare	$628,639	$519,241
Other payable for leasehold improvements	1,335,489	1,520,202
Accrued professional service expenses	284,086	327,733
Other current liabilities	1,030,044	1,162,310
Total	$3,278,258	$3,529,486

As of September 30, 2022 and March 31, 2022, the balances of other current liabilities represented amounts due to suppliers for operating expenses and to staff who paid for operating expenses on behalf of the Company.